VARIABLE INTEREST ENTITIES ("VIE") - Summary of Bareboat Charters (Details) - Variable Interest Entity, Primary Beneficiary $ in Thousands	Dec. 31, 2019 USD ($)
ICBC Finance Leasing Co. Ltd Agreement | Golar Glacier
Variable Interest Entity [Line Items]
2020	$ 17,147
2021	17,100
2022	17,100
2023	17,100
2024	12,884
2025+	0
ICBC Finance Leasing Co. Ltd Agreement | Golar Kelvin
Variable Interest Entity [Line Items]
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025+	0
ICBC Finance Leasing Co. Ltd Agreement | Golar Snow
Variable Interest Entity [Line Items]
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	15,695
2025+	0
ICBC Finance Leasing Co. Ltd Agreement | Golar Ice
Variable Interest Entity [Line Items]
2020	17,147
2021	17,100
2022	17,100
2023	17,100
2024	17,147
2025+	1,452
CMBL Lessor VIE | Golar Tundra
Variable Interest Entity [Line Items]
2020	19,808
2021	18,963
2022	18,150
2023	17,348
2024	16,566
2025+	13,199
CCBFL Lessor Agreement | Golar Seal
Variable Interest Entity [Line Items]
2020	13,717
2021	13,717
2022	13,717
2023	13,754
2024	13,717
2025+	13,717
COSCO Shipping Lessor Agreement | Golar Crystal
Variable Interest Entity [Line Items]
2020	11,058
2021	10,979
2022	10,935
2023	10,877
2024	10,827
2025+	24,067
China State Shipbuilding Corporation, CSSC | Hilli
Variable Interest Entity [Line Items]
2020	112,959
2021	109,101
2022	105,244
2023	101,479
2024	97,528
2025+	$ 290,361